Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Numerator:
Basic	$ 30,253	$ 36,639
Diluted	$ 30,253	$ 36,639
Basic	163,186,914	159,525,286
Basic	$ 0.19	$ 0.23
Diluted	168,569,206	163,153,129
Diluted	$ 0.18	$ 0.22
Basic and diluted earnings per share ($)
Basic	163,186,914	159,525,286
Basic	$ 0.19	$ 0.23
Diluted	168,569,206	163,153,129
Diluted	$ 0.18	$ 0.22